JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM GLOBAL EQUITY FUND

JOHCM INTERNATIONAL SELECT FUND

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

JOHCM ASIA EX-JAPAN EQUITY FUND

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

JOHCM US SMALL MID CAP EQUITY FUND

JOHCM INTERNATIONAL OPPORTUNITIES FUND

JOHCM GLOBAL INCOME BUILDER FUND

(“JOHCM Funds”)

EACH A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated March 21, 2018

to the Statement of Additional Information dated January 28, 2018

I.     CHANGE IN SECRETARY AND ASSISTANT SECRETARY OF THE TRUST

Effective March 8, 2018, the Board of Trustees of Advisers Investment Trust (the “Trust”) elected Toni M. Bugni as Secretary of the Trust and Deanna Y. Pellack as Assistant Secretary of the Trust. Additionally, effective March 8, 2018, the Board accepted the resignation of Dana A. Gentile as Secretary and Jennifer L. Gorham as Assistant Secretary of the Trust.

With the resignations of Mses. Gentile and Gorham and the appointments of Mses. Bugni and Pellack as officers of the Trust, the following changes are being made to the Statement of Additional Information:

•	All references to Ms. Gentile as Secretary of the Trust are hereby deleted.

•	All references to Ms. Gorham are removed from the Statement of Additional Information.

•	On page 26, the table listing each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each Officer of the Trust, is deleted in its entirety and replaced with the following:

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years
David M. Whitaker[3] Year of Birth: 1971	Trustee	Indefinite/ July 2017 to present	President, Foreside Financial Group, LLC 2011 to present; Director, Portland Air Freight, 2011 to present; Director, National Investment Company Service Association (NICSA) 2018 to present.	15	PAF Transportation; NICSA

Daniel P. Houlihan Year of Birth: 1966	Trustee	Indefinite/ March 2016 to present	Executive Vice President, The Northern Trust Company, 2008 to present; Chairman, National Investment Company Service Association (NICSA) 2017 to present; Vice Chairman, National Investment Company Service Association (NICSA) 2014 to 2017.	15	None

Scott Craven Jones Year of Birth: 1962	Risk Officer	Indefinite/ July 2014 to present	Director, Carne Global Financial Services, Inc., 2013 to present; Adviser, Wanzenburg Partners LLC, 2012 to 2013.	N/A	N/A

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years
Rita Tholt Year of Birth: 1960	Chief Compliance Officer	Indefinite/ December 2016 to present	Director, Foreside Financial Group, LLC, 2016 to present; Chief Compliance Officer, GraniteShares Advisors, LLC, 2017 to present; Chief Compliance Officer, Tributary Capital Management, 2016 to present; Director, Beacon Hill Fund Services, Inc., 2015 to 2016; Chief Compliance Officer, Nationwide Investment Advisors, LLC, 2009 to 2015.	N/A	N/A

Troy Sheets Year of Birth: 1971	Treasurer	Indefinite/ July 2011 to present	Senior Managing Director, Foreside Financial Group, LLC, 2016 to present; Director, Beacon Hill Fund Services, Inc., 2009 to 2016.	N/A	N/A

Trent Statczar Year of Birth: 1971	Assistant Treasurer	Indefinite/ July 2011 to present	Fund Principal Financial Officer, Foreside Financial Group, LLC, 2016 to present; Director, Beacon Hill Fund Services, Inc., 2008 to present.	N/A	N/A

Dana Gentile Year of Birth: 1962	Vice President	Indefinite/ July 2017 to present	Senior Managing Director, Foreside Financial Group, LLC, 2017 to present; Managing Director, Foreside Financial Group, LLC, 2016 to present; Managing Director, Beacon Hill Fund Services, Inc., 2016; Director, Beacon Hill Fund Services, Inc., 2013 to 2016; Senior Vice President, Citi Fund Services Ohio, Inc., 2007 to 2013, Secretary of Advisers Investment Trust, 2013 to present.	N/A	N/A

Barbara J. Nelligan Year of Birth: 1969	President	Indefinite/ August 2017 to present	Senior Vice President, Global Fund Services Product Management, The Northern Trust Company, 1991 to present, Vice President of Advisers Investment Trust, 2012 to 2017.	N/A	N/A

Toni M. Bugni Year of Birth: 1973	Secretary	Indefinite/ March 2018 to Present	Senior Vice President, Compliance Support Services, The Northern Trust Company, 2011 to present.	N/A	N/A

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years
Deanna Y. Pellack Year of Birth: 1987	Assistant Secretary	Indefinite/ March 2018 to present	Second Vice President, Compliance Support Services, The Northern Trust Company, 2014 to present; Officer, Wealth Management, The Northern Trust Company, 2013 to 2014; The Options Clearing Corporation, 2008 to 2013.	N/A	N/A

[1]	The mailing address of Messrs. Whitaker, Jones, Sheets, and Statczar and Mses. Tholt and Gentile is 690 Taylor Road, Suite 210, Gahanna, Ohio 43230. The mailing address of Mr. Houlihan and Mses. Nelligan, Bugni, and Pellack is 50 S. LaSalle Street, Chicago, IL 60603.
[2]	The Trust consists of various series of the Trust.
[3]	On July 27, 2017 the Board appointed Mr. Whitaker to the Board of Trustees.

II.     CHANGE TO PORTFOLIO MANAGER HOLDINGS INFORMATION

On page 42, under the heading “Investment Advisory and Other Services,” the paragraph entitled “Portfolio Manager Holdings” and the associated table are deleted in their entirety and replaced with the following:

The following table indicates for each Fund the dollar range of shares beneficially owned by the portfolio managers as of September 30, 2017.

Individual	Title		Dollar Range of Shares in the Funds
		None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Christopher J.D. Lees	Senior Fund Manager	X
Nudgem Richyal	Senior Fund Manager	X
James Syme	Senior Fund Manager	X
Paul Wimborne	Senior Fund Manager	X
Robert Cresci	Senior Fund Manager					X
Emery Brewer	Senior Fund Manager	X
Dr. Ivo Kovachev	Senior Fund Manager	X
Stephen Lew	Fund Manager			X
Thorsten Becker	Senior Fund Manager	X
Arun Daniel	Senior Fund Manager	X
Vincent Rivers	Senior Fund Manager	X
Ben Leyland	Senior Fund Manager	X
Robert Lancastle	Senior Fund Manager	X
Giorgio Caputo*	Senior Fund Manager							X
Lale Topcuoglu*	Senior Fund Manager					X
Robert Hordon*	Senior Fund Manager							X

*	Information is provided as of December 31, 2017 as the JOHCM Global Income Builder Fund did not commence operations until November 29, 2017.

Please note that, as non-U.S. residents, Christopher J.D. Lees, James Syme, Paul Wimborne, Emery Brewer, Ivo Kovachev, Ben Leyland and Robert Lancastle are unable to invest directly in the Funds, although they do have exposure to the strategy through another one of the Adviser’s investment vehicles.

III.     CHANGE TO PORTFOLIO MANAGER HOLDINGS INFORMATION

On page 52, under the heading “Disclosure of Portfolio Holdings,” the first full paragraph at the top of the page is deleted in its entirety and replaced with the following:

Pursuant to policies and procedures adopted by the Board of Trustees, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian and on an as needed basis to other third parties providing services to the Funds. The Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Funds. The Funds disclose portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. KPMG LLP, an investor in the JOHCM Emerging Markets Opportunities Fund, also receives certain non-public information on an ongoing basis from the Adviser in order to facilitate compliance with the auditor independence requirements to which it is subject. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

This Supplement and the Prospectus and Statement of Additional Information should be retained for future reference.

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